Inventories (Details) - Schedule of successor predecessor inventories - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Successor [Member]
Inventory [Line Items]
Raw Materials	$ 776
Work In Process	9,556
Finished Goods	2,181
Total Inventories	$ 12,513
Predecessor [Member]
Inventory [Line Items]
Raw Materials		$ 667
Work In Process		2,380
Finished Goods		538
Total Inventories		$ 3,585